Shareholder Report, Average Annual Return (Details)	12 Months Ended	36 Months Ended	39 Months Ended	60 Months Ended	80 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	8.51%			5.16%	4.57%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	7.74%		4.93%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	6.23%		3.93%
CrossingBridge Pre-Merger SPAC ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CrossingBridge Pre-Merger SPAC ETF NAV
Average Annual Return, Percent	4.54%	4.63%
Retail Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail Class
Average Annual Return, Percent	9.48%			5.34%		3.97%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	9.76%			5.55%		4.22%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%			0.33%	1.67%
ICE BofA 0-3 Year US High Yield Excluding Financial Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 0-3 Year U.S. High Yield Excluding Financials Index
Average Annual Return, Percent	11.82%			5.34%	5.06%
ICE BofA 0-3 Year U.S. Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 0-3 Year U.S. Treasury Index
Average Annual Return, Percent	6.40%			1.78%	2.02%
ICE BofA 1-3 Year US Corporate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Corporate Bond Index
Average Annual Return, Percent	8.37%			2.29%	2.66%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%		(1.27%)
ICE BofA US High Yield Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Total Return Index
Average Annual Return, Percent	15.66%		3.14%
ICE BofA U.S. Corporate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Corporate Bond Index
Average Annual Return, Percent	14.13%		(0.92%)
ICE BofA 3-7 Year US Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-7 Year U.S. Treasury Index
Average Annual Return, Percent	9.07%		(0.62%)
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%		(1.27%)
ICE BofA 0-1 Year U.S. Corporate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 0-1 Year U.S. Corporate Bond Index
Average Annual Return, Percent	6.33%		3.14%
ICE BofA 0-1 Year U.S. Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 0-1 Year U.S. Treasury Index
Average Annual Return, Percent	5.65%		2.99%
ICE BofA 0-3 Year U.S. Fixed Rate Asset Backed Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 0-3 Year U.S. Fixed Rate Asset Backed Securities Index
Average Annual Return, Percent	7.35%		2.53%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%	(1.72%)
ICE BofA 0-3 Year U.S. Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 0-3 Year U.S. Treasury Index
Average Annual Return, Percent	6.40%	1.93%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%			0.33%		1.84%
ICE BofA US High Yield Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Total Return Index
Average Annual Return, Percent	15.66%			4.55%		4.95%
ICE BofA 3-7 Year US Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-7 Year U.S. Treasury Index
Average Annual Return, Percent	9.07%			0.64%		1.61%
ICE BofA U.S. Corporate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Corporate Bond Index
Average Annual Return, Percent	14.13%			1.29%		2.96%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%			0.33%		1.84%
ICE BofA US High Yield Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Total Return Index
Average Annual Return, Percent	15.66%			4.55%		4.95%
ICE BofA 3-7 Year US Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-7 Year U.S. Treasury Index
Average Annual Return, Percent	9.07%			0.64%		1.61%
ICE BofA U.S. Corporate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Corporate Bond Index
Average Annual Return, Percent	14.13%			1.29%		2.96%